Goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and intangible assets
NOTE 22.	Goodwill and intangible assets:

The Company’s assets as of December 31, 2012 include goodwill of $6.7 million and intangible assets of $2.1 million relating to the acquisition of The Nashua Bank in 2012.

The Company’s assets as of December 31, 2011 include goodwill of $1.3 million relating to the acquisition of McCrillis & Eldredge in 2011 and $15.2 million relating to the acquisitions of First Brandon and First Community in 2007. Goodwill also includes $2.5 million relating to the acquisition of Landmark Bank and $9.7 million relating to the acquisition of New London Trust in prior years.

The Company evaluated its goodwill and intangible assets as of December 31, 2012 and 2011 and found no impairment.

A summary of acquired amortizing intangible assets is as follows:

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
December 31, 2012:
Core deposit intangible-First Brandon	$2,476	$1,932	$544
Core deposit intangible-First Community	992	744	248
Customer list intangible-McCrillis & Eldredge	629	91	538
Core deposit intangible - The Nashua Bank	2,086	—	2,086

Total	$6,183	$2,767	$3,416

December 31, 2011:
Core deposit intangible-First Brandon	$2,476	$1,688	$788
Core deposit intangible-First Community	992	640	352
Customer list intangible-McCrillis & Eldredge	629	14	615

Total	$4,097	$2,342	$1,755

Aggregate amortization expense for core deposit intangible was $348 thousand in 2012, $410 thousand in 2011 and $474 thousand in 2010. Amortization for core deposit intangible is being calculated on the sum-of-the-years digit method over ten years. Aggregate amortization expense for customer list intangible was $77 thousand in 2012 and $14 thousand in 2011. Amortization for customer list intangible is being calculated on the sum-of-the years digit method over 15 years.

Estimated amortization expense for each of the five years succeeding 2012 is as follows:

(Dollars in thousands)
2013	$736
2014	630
2015	524
2016	418
2017	311